Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) (Parenthetical) - shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Warrants [member]
Statement [LineItems]
Warrants outstanding	5,941,364	5,650,777